Derivative Financial Instruments - Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	£ 238,751	£ 1,125,419
Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	51,076	169,918
Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	184,752	935,645
Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	2,923	19,856
Traded on Recognised Exchanges [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional		71,648
Liabilities traded over the counter		1
Traded on Recognised Exchanges [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional		71,618
Traded on Recognised Exchanges [member] | Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional		30
Liabilities traded over the counter		1
Settled by Central Counterparties [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	154,106	626,600
Settled by Central Counterparties [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	154,106	626,600
Not Settled by Central Counterparties [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	84,645	427,171
Not Settled by Central Counterparties [member] | Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	51,076	169,918
Not Settled by Central Counterparties [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	30,646	237,427
Not Settled by Central Counterparties [member] | Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Derivative notional	2,923	19,826
Traded Over the Counter [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	5,321	19,942
Liabilities traded over the counter	1,594	17,612
Traded Over the Counter [member] | Exchange Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	4,349	6,077
Liabilities traded over the counter	551	4,191
Traded Over the Counter [member] | Interest Rate Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	694	12,968
Liabilities traded over the counter	871	12,725
Traded Over the Counter [member] | Equity and Credit Contracts [member]
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Assets traded over the counter	278	897
Liabilities traded over the counter	£ 172	£ 696